Shareholder Report, Holdings (Details) - C000012453	Sep. 30, 2025
Broadcom, Inc.None_11135F101
Holdings [Line Items]
Percent of Total Investments	8.77%
NVIDIA Corp.None_67066G104
Holdings [Line Items]
Percent of Total Investments	8.10%
Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	7.49%
Apple, Inc.None_037833100
Holdings [Line Items]
Percent of Total Investments	6.83%
Meta Platforms, Inc.NoneA_30303M102
Holdings [Line Items]
Percent of Total Investments	6.12%
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	5.90%
Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	5.14%
JPMorgan Chase & Co.None_46625H100
Holdings [Line Items]
Percent of Total Investments	4.05%
Lam Research Corp.None_512807306
Holdings [Line Items]
Percent of Total Investments	3.84%
Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	3.57%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Percent of Total Investments	6.00%
Common Stock
Holdings [Line Items]
Percent of Total Investments	94.00%